Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

October 31, 2020

SFB-QTLY-1220
1.809079.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Alabama - 1.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,195,442
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$285,000	$322,711
4% 12/1/35	930,000	1,045,766
4% 12/1/37	1,250,000	1,394,963
4% 12/1/38	240,000	266,959
4% 12/1/39	1,700,000	1,885,011
4% 12/1/41	4,070,000	4,482,047
4% 12/1/44	2,400,000	2,621,208
4% 12/1/49	560,000	607,690
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	24,380,000	27,867,803
Montgomery Med. Clinic Facilities:
Series 2015:
5% 3/1/26	60,000	69,769
5% 3/1/27	115,000	132,891
5% 3/1/28	125,000	143,584
5% 3/1/29	105,000	119,634
5% 3/1/30	125,000	141,499
5% 3/1/36	2,450,000	2,709,186

TOTAL ALABAMA		46,006,163

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,175,493
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,972,731
5% 10/1/33	2,200,000	2,557,500

TOTAL ALASKA		9,705,724

Arizona - 2.2%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,331,110
5% 6/1/27	500,000	618,305
5% 6/1/29	1,725,000	2,151,386
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,821,903
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.961%, tender 1/1/37 (a)(b)	1,000,000	918,130
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	410,000	463,702
4% 9/1/38	445,000	501,515
4% 9/1/39	400,000	449,268
4% 9/1/40	435,000	486,965
4% 9/1/46	1,000,000	1,102,600
5% 9/1/31	195,000	249,971
5% 9/1/32	300,000	380,910
5% 9/1/33	415,000	523,560
5% 9/1/34	350,000	439,509
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,101,238
5% 5/1/43	1,000,000	1,007,230
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,234,665
Series 2017, 5% 7/1/24	3,475,000	4,005,945
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	160,129
5% 7/1/48	200,000	203,500
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,346,280
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	585,000	589,165
6% 1/1/48 (c)	2,825,000	2,711,605
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	384,232
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,457,361
5% 7/1/30	1,500,000	1,882,890
5% 7/1/31	800,000	1,000,672
5% 7/1/32	3,250,000	4,056,455
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,579,659
Series 2017 B:
5% 7/1/30	4,000,000	4,840,360
5% 7/1/34	2,000,000	2,376,520
5% 7/1/35	2,000,000	2,369,920
Series 2019 A, 5% 7/1/44	5,615,000	6,651,529
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	7,200,000	7,849,656
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	7,511,950
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	8,430,000	10,833,730
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,125,000	1,172,284
5% 7/1/54	3,530,000	3,665,517
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,073,270
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,500,000	2,814,975
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	285,935
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	4,300,000	4,283,531

TOTAL ARIZONA		92,889,037

California - 3.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,644,009
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	35,000	35,124
5.5% 4/1/30	5,000	5,019
Series 2012, 5.25% 4/1/35	2,920,000	3,111,873
Series 2017, 5% 11/1/29	6,225,000	7,925,732
Series 2020:
4% 11/1/37	8,715,000	10,491,204
4% 11/1/38	8,000,000	9,620,320
4% 11/1/39	3,500,000	4,194,330
4% 11/1/40	2,500,000	2,975,800
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	15,070,000	17,036,183
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,523,574
5% 5/15/38	3,000,000	3,499,290
5% 5/15/43	4,000,000	4,612,400
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	340,000	285,600
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	280,000	235,200
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,877,951
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,128,000
5% 5/15/26	1,000,000	1,147,360
5% 5/15/27	1,000,000	1,141,760
5% 5/15/28	1,000,000	1,136,740
5% 5/15/32	1,250,000	1,400,250
5% 5/15/33	1,500,000	1,672,935
5% 5/15/40	1,000,000	1,093,260
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,275,000	2,241,558
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,724,804
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,761,775
Series 2017 A1:
5% 6/1/21	1,110,000	1,139,040
5% 6/1/22	1,555,000	1,663,212
5% 6/1/23	1,780,000	1,979,538
5% 6/1/24	1,000,000	1,150,180
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,450,570
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	1,041,027
Series B:
0% 8/1/33	4,350,000	3,366,117
0% 8/1/37	8,000,000	5,441,040
0% 8/1/38	4,225,000	2,777,304
0% 8/1/39	7,220,000	4,582,678
0% 8/1/41	4,900,000	2,892,421
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,219,932
5% 9/1/30	1,370,000	1,563,047
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,458,218
5% 8/1/31	1,630,000	1,955,576
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,450,032
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	2,025,977
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	2,223,210
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	989,209
0% 7/1/37	5,105,000	3,526,993
Series 2008 E, 0% 7/1/47 (d)	2,600,000	2,414,776
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,508,206
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24 (Pre-Refunded to 6/1/23 @ 100)	1,000,000	1,121,150
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	1,000,000	1,121,150
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,753,837
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,637,627
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	1,000,000	1,254,750
5% 6/1/28	1,510,000	1,935,790
5% 6/1/29	1,000,000	1,308,380
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	1,988,012
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,250,620
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,900,000	1,904,674
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	982,380

TOTAL CALIFORNIA		160,598,724

Colorado - 0.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,657,727
5% 10/1/43	5,810,000	6,550,426
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	298,647
5% 9/1/24	225,000	256,946
5% 9/1/25	260,000	304,262
5% 9/1/28	2,200,000	2,645,478
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,139,338
Series 2019 A, 4% 11/1/39	2,980,000	3,373,956
Series 2019 A2, 4% 8/1/49	2,900,000	3,121,502
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,225,000	1,383,184
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	3,953,979

TOTAL COLORADO		27,685,445

Connecticut - 2.8%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,807,719
Series 2016 E:
5% 10/15/26	2,030,000	2,525,888
5% 10/15/29	2,930,000	3,571,699
Series 2018 F:
5% 9/15/25	1,950,000	2,364,219
5% 9/15/27	1,000,000	1,269,690
5% 9/15/28	4,500,000	5,816,610
Series 2020 A:
4% 1/15/33	8,435,000	9,957,349
4% 1/15/34	7,005,000	8,218,476
5% 1/15/40	2,765,000	3,435,595
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,246,235
5% 7/1/35	1,200,000	1,420,308
5% 7/1/36	400,000	471,916
5% 7/1/37	1,555,000	1,829,504
5% 7/1/42	3,780,000	4,392,700
Bonds Series 2020 B:
5%, tender 1/1/25 (a)	4,450,000	5,224,211
5%, tender 1/1/27 (a)	4,710,000	5,835,926
Series 2016 K, 4% 7/1/46	4,465,000	4,687,089
Series 2017 B, 5% 7/1/29	9,780,000	13,101,679
Series 2019 A:
5% 7/1/34 (c)	1,325,000	1,408,157
5% 7/1/49 (c)	2,040,000	2,089,021
Series 2020 A, 4% 7/1/39	3,000,000	3,398,790
Series 2020 C, 4% 7/1/45	4,220,000	4,695,594
Series 2020 K:
5% 7/1/37	1,000,000	1,243,290
5% 7/1/38	1,500,000	1,857,105
5% 7/1/39	1,550,000	1,912,700
5% 7/1/44 (c)	1,295,000	1,376,753
Series G, 5% 7/1/50 (c)	1,100,000	1,163,866
Series K1:
5% 7/1/31	1,500,000	1,637,760
5% 7/1/35	1,280,000	1,369,958
Series N:
5% 7/1/32	550,000	604,555
5% 7/1/33	500,000	544,800
5% 7/1/34	250,000	271,568
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,565,000	1,777,715
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,870,125
5% 5/1/35	2,325,000	2,864,168
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,680,071
5% 4/1/39 (c)	3,125,000	3,347,500
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	570,000	668,553
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,236,821
5% 11/1/26	1,735,000	2,147,323

TOTAL CONNECTICUT		119,343,006

Delaware - 0.3%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,812,980
District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,864,144
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,771,200
5% 7/15/30	6,495,000	7,714,306
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,548,575
5% 10/1/34	2,000,000	2,470,240
5% 10/1/36	2,000,000	2,452,120
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B:
5% 10/1/21	3,490,000	3,637,812
5% 10/1/23	2,250,000	2,543,333
5% 10/1/25	2,310,000	2,796,093
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,500,373
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,573,397

TOTAL DISTRICT OF COLUMBIA		41,871,593

Florida - 7.3%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,957,737
Series 2015 C, 5% 7/1/27	1,455,000	1,731,377
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,698,576
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,931,609
Series 2012 A, 5% 7/1/24	4,345,000	4,665,618
Series 2015 A:
5% 7/1/24	940,000	1,089,535
5% 7/1/26	3,635,000	4,318,126
Series 2016, 5% 7/1/32	1,020,000	1,217,350
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,867,701
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/21	4,525,000	4,646,865
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	3,505,000	3,563,569
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,575,740
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,390,000	2,539,973
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,800,000	5,059,008
Series 2019, 5% 10/1/27	650,000	724,568
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,765,000	5,318,693
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,922,660
Series 2015 C, 5% 10/1/35	2,000,000	2,228,520
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	517,136
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,200,154
5% 10/1/31	1,075,000	1,307,673
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,218,184
Series 2015 B, 5% 10/1/29	1,250,000	1,481,588
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,549,058
5% 10/1/35	5,000,000	6,192,100
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	585,000	648,303
5% 6/1/24	835,000	950,247
5% 6/1/28	655,000	754,770
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	2,954,350
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,604,800
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,989,116
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,434,520
5% 8/15/34	2,750,000	3,302,888
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,444,310
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,718,415
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,530,000	1,676,375
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/37	8,500,000	9,572,105
Series 2014 B, 5% 10/1/34	2,225,000	2,517,365
Series 2016 A, 5% 10/1/41	8,500,000	9,773,895
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,083,560
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,308,514
Series 2014 A:
5% 7/1/25	1,430,000	1,645,687
5% 7/1/27	1,000,000	1,140,320
5% 7/1/28	2,225,000	2,526,043
5% 7/1/29	1,010,000	1,141,613
5% 7/1/44	18,800,000	20,669,096
Series 2014 B, 5% 7/1/30	2,500,000	2,817,175
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/27	9,895,000	12,635,618
5% 7/1/28	10,385,000	13,574,130
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/25	6,655,000	7,815,432
Series 2015 A, 5% 5/1/29	12,370,000	14,577,179
Series 2015 B, 5% 5/1/27	2,980,000	3,539,197
Series 2016 A, 5% 5/1/32	10,000,000	12,008,100
Series 2016 B, 5% 8/1/26	4,505,000	5,547,007
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	820,677
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	6,315,000	6,728,885
Series 2012 B, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	2,500,000	2,663,850
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	6,011,650
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,237,239
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D:
5% 8/1/28	1,980,000	2,384,732
5% 8/1/29	6,765,000	8,126,727
Series 2018 A, 5% 8/1/24	760,000	887,262
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	300,000	331,830
5% 7/1/39	400,000	449,692
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,795,900
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	608,415
5% 10/1/28	4,000,000	4,846,120
5% 10/1/30	2,000,000	2,402,020
5% 10/1/32	3,310,000	3,948,499
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,815,279
5% 8/15/32	3,920,000	4,721,914
5% 8/15/35	705,000	841,234
5% 8/15/37	5,000,000	5,930,500
5% 8/15/42	3,400,000	3,982,556
5% 8/15/47	5,200,000	6,044,532
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/21	35,000	36,373
5% 12/1/29	1,425,000	1,635,658
5% 12/1/36	1,100,000	1,232,253
Series 2015 A, 5% 12/1/40	1,000,000	1,098,650
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	968,175
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	760,000	919,205
5% 10/15/49	1,420,000	1,706,499
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,396,582
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,662,984
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	876,039

TOTAL FLORIDA		306,005,179

Georgia - 3.4%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,520,000	1,910,686
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,765,788
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,600,000	10,240,512
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,988,720
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,440,000	7,778,618
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,037,230
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,360,000	1,716,497
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,230,000	1,535,950
Series 2019:
4% 6/15/49	1,180,000	1,322,426
5% 6/15/52	4,315,000	5,223,221
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	10,857,800
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	6,100,000	6,718,784
5% 1/1/30	415,000	523,772
5% 1/1/32	935,000	1,166,908
5% 1/1/34	1,920,000	2,372,218
5% 1/1/35	925,000	1,140,016
5% 1/1/36	1,140,000	1,399,601
5% 1/1/37	1,115,000	1,363,846
5% 1/1/38	1,150,000	1,402,414
5% 1/1/44	2,990,000	3,586,266
Series C, 5% 1/1/22	2,900,000	3,051,931
Series GG, 5% 1/1/23	1,600,000	1,754,960
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,276,998
Series S, 5% 10/1/24	1,575,000	1,710,702
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,895,000	5,513,043
4% 7/1/39	2,500,000	2,762,375
4% 7/1/43	2,615,000	2,848,781
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	26,465,188
Series 2019 B, 4%, tender 12/2/24 (a)	6,040,000	6,848,635
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,791,163
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,850,458
5% 4/1/44	9,105,000	9,830,669
Series 2020 B:
5% 9/1/25	3,555,000	4,348,369
5% 9/1/31	1,125,000	1,509,120
5% 9/1/33	2,500,000	3,310,775

TOTAL GEORGIA		143,924,440

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	5,168,982
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	589,540
5.5% 12/1/26	1,200,000	1,458,084
5.5% 12/1/27	3,250,000	3,927,105
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	1,660,000	1,710,930
5% 7/15/22	1,850,000	1,986,475
5% 7/15/23	880,000	982,458
5% 7/15/24	705,000	816,616
5% 7/15/25	705,000	844,604
5% 7/15/26	500,000	615,320
5% 7/15/27	1,765,000	2,224,447
Series 2019 A, 4% 1/1/50	595,000	663,056

TOTAL IDAHO		15,818,635

Illinois - 18.5%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,470,054
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,213,093
Series 2010 F, 5% 12/1/20	600,000	601,445
Series 2011 A:
5% 12/1/41	1,865,000	1,878,764
5.25% 12/1/41	1,510,000	1,524,889
5.5% 12/1/39	2,700,000	2,735,370
Series 2012 A, 5% 12/1/42	2,815,000	2,848,639
Series 2015 C, 5.25% 12/1/39	800,000	841,512
Series 2016 B, 6.5% 12/1/46	400,000	466,708
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,727,516
Series 2017 C:
5% 12/1/22	1,370,000	1,446,076
5% 12/1/23	2,730,000	2,937,862
5% 12/1/24	1,840,000	2,008,544
5% 12/1/25	2,830,000	3,133,319
5% 12/1/26	500,000	558,210
Series 2017 D, 5% 12/1/24	1,805,000	1,970,338
Series 2017 H, 5% 12/1/36	440,000	472,846
Series 2018 A:
5% 12/1/24	1,590,000	1,735,644
5% 12/1/29	4,445,000	4,937,506
5% 12/1/31	850,000	933,853
Series 2018 C, 5% 12/1/46	8,695,000	9,173,921
Series 2019 A:
5% 12/1/25	2,500,000	2,767,950
5% 12/1/26	2,100,000	2,344,482
5% 12/1/29	3,095,000	3,461,417
5% 12/1/30	4,045,000	4,496,098
5% 12/1/32	1,700,000	1,865,971
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,135,000	1,200,047
5% 1/1/27	7,650,000	8,099,514
5% 1/1/28	700,000	738,129
5% 1/1/29	3,860,000	4,060,681
5% 1/1/30	7,450,000	7,820,265
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	872,596
5% 1/1/36	4,500,000	5,147,865
5% 1/1/37	5,300,000	6,048,042
5% 1/1/41	6,000,000	6,809,460
5% 1/1/46	8,470,000	9,554,414
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,645,666
Series 2016 B, 5% 1/1/34	2,835,000	3,252,425
Series 2016 C:
5% 1/1/32	4,750,000	5,491,238
5% 1/1/33	1,305,000	1,501,298
5% 1/1/34	1,510,000	1,732,332
Series 2016 D, 5% 1/1/52	7,075,000	8,010,244
Series 2017 B:
5% 1/1/34	1,515,000	1,771,080
5% 1/1/35	2,540,000	2,961,919
5% 1/1/36	1,650,000	1,917,267
5% 1/1/37	6,400,000	7,415,232
5% 1/1/38	2,250,000	2,600,753
5% 1/1/39	5,000,000	5,766,300
Series 2018 B, 5% 1/1/53	1,125,000	1,311,638
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,573,680
Series 2017, 5% 12/1/46	1,900,000	2,191,555
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,043,916
5% 6/1/23	880,000	973,104
5% 6/1/24	1,495,000	1,709,846
5% 6/1/25	745,000	879,793
5% 6/1/26	1,595,000	1,928,196
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	446,428
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,306,875
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,071,567
5.25% 11/15/33	13,180,000	13,212,423
Series 2011 A, 5.25% 11/15/28	1,625,000	1,687,481
Series 2012 C:
5% 11/15/23	4,375,000	4,722,113
5% 11/15/24	3,500,000	3,775,905
5% 11/15/25 (FSA Insured)	5,800,000	6,280,182
Series 2016 A, 5% 11/15/29	6,110,000	7,239,861
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	817,918
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,525,016
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	244,610
5% 10/1/32	290,000	352,353
5% 10/1/33	500,000	603,145
5% 10/1/35	300,000	358,728
5% 10/1/36	300,000	357,258
5% 10/1/37	350,000	414,810
5% 10/1/38	375,000	443,048
5% 10/1/39	350,000	412,258
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,360,000	2,656,463
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,622,036
5% 10/1/33	1,500,000	1,732,200
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	954,469
5% 7/15/27	1,300,000	1,643,226
5% 7/15/30	1,490,000	1,857,449
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	12,195,384
5% 5/15/43	10,000,000	11,821,300
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,741,763
5% 2/15/29	3,455,000	4,262,019
5% 2/15/36	2,390,000	2,867,068
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	528,294
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,360,668
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,050,917
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,333,240
Series 2012 A, 5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	700,000	750,407
Series 2012:
4% 9/1/32	3,020,000	3,134,005
5% 9/1/22	800,000	865,872
5% 9/1/32	4,000,000	4,259,800
5% 9/1/38	5,400,000	5,752,350
5% 11/15/43	1,640,000	1,727,461
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	1,055,000	1,107,339
5% 11/15/24	1,115,000	1,212,328
5% 11/15/27	400,000	432,000
Series 2015 A:
5% 11/15/31	3,500,000	4,049,955
5% 11/15/45	9,750,000	10,955,295
Series 2015 B, 5% 11/15/23	1,845,000	2,085,902
Series 2015 C:
5% 8/15/35	3,340,000	3,761,508
5% 8/15/44	15,400,000	16,971,570
Series 2016 A:
5% 7/1/33	1,850,000	2,151,347
5% 7/1/34	1,000,000	1,160,370
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	1,800,000	2,257,650
5% 7/1/36	1,530,000	1,766,171
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	1,015,000	1,287,497
Series 2016 B:
5% 8/15/30	3,000,000	3,604,320
5% 8/15/33	4,585,000	5,436,435
5% 8/15/34	2,415,000	2,857,307
Series 2016 C:
3.75% 2/15/34	725,000	797,391
4% 2/15/36	3,085,000	3,435,394
4% 2/15/41	9,155,000	10,069,035
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	420,000	507,923
5% 2/15/21	4,080,000	4,129,876
5% 2/15/22	3,600,000	3,798,828
5% 2/15/24	325,000	371,972
5% 2/15/30	13,250,000	16,246,753
5% 2/15/31	2,080,000	2,539,243
5% 2/15/41	3,475,000	4,124,860
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	24,187
5% 12/1/29	1,030,000	1,207,170
5% 12/1/46	2,660,000	2,980,424
Series 2017 A, 5% 8/1/47	430,000	463,845
Series 2017:
5% 1/1/28	3,075,000	3,881,511
5% 7/1/28	2,745,000	3,461,033
5% 7/1/33	3,365,000	4,170,278
5% 7/1/34	2,765,000	3,418,618
5% 7/1/35	2,290,000	2,822,402
Series 2018 A:
4.25% 1/1/44	1,895,000	2,103,924
5% 1/1/44	11,470,000	13,294,304
Series 2019:
4% 9/1/37	400,000	406,836
4% 9/1/39	1,000,000	1,011,090
5% 9/1/30	190,000	215,175
5% 9/1/38	900,000	985,257
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,236,851
Series 2006, 5.5% 1/1/31	1,945,000	2,229,573
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	902,732
5% 1/1/23 (FSA Insured)	2,100,000	2,132,130
Series 2012 A:
4% 1/1/23	1,220,000	1,247,804
5% 1/1/33	1,700,000	1,726,554
Series 2012:
5% 8/1/21	1,695,000	1,739,228
5% 3/1/23	1,500,000	1,555,560
5% 8/1/23	1,675,000	1,784,662
5% 3/1/36	1,000,000	1,014,620
Series 2013 A, 5% 4/1/35	900,000	920,871
Series 2013:
5% 7/1/22	320,000	335,376
5.5% 7/1/38	2,000,000	2,060,640
Series 2014:
5% 2/1/23	1,880,000	1,986,408
5% 2/1/25	2,245,000	2,393,080
5% 2/1/27	1,225,000	1,287,377
5% 4/1/28	580,000	608,350
5% 5/1/28	3,325,000	3,490,219
5% 5/1/32	1,400,000	1,449,616
5% 5/1/33	1,600,000	1,655,392
5.25% 2/1/29	3,000,000	3,152,940
5.25% 2/1/30	2,700,000	2,828,196
5.25% 2/1/31	1,305,000	1,367,040
Series 2016:
5% 2/1/23	880,000	929,808
5% 6/1/25	4,465,000	4,861,090
5% 2/1/26	1,000,000	1,088,590
5% 6/1/26	610,000	664,687
5% 2/1/27	3,745,000	4,094,895
5% 2/1/28	3,495,000	3,797,457
5% 2/1/29	3,285,000	3,545,698
Series 2017 A:
5% 12/1/23	1,100,000	1,176,659
5% 12/1/26	3,350,000	3,661,215
Series 2017 C, 5% 11/1/29	4,605,000	4,924,127
Series 2017 D:
5% 11/1/21	19,000,000	19,429,683
5% 11/1/25	17,430,000	18,795,989
5% 11/1/26	16,040,000	17,325,125
5% 11/1/27	11,500,000	12,473,130
Series 2018 A:
5% 10/1/26	1,500,000	1,640,100
5% 10/1/28	3,500,000	3,852,590
Series 2019 B:
5% 9/1/21	3,105,000	3,194,005
5% 9/1/22	3,050,000	3,205,062
5% 9/1/23	3,105,000	3,312,476
5% 9/1/24	3,105,000	3,357,437
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,957,215	5,275,964
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,183,091
5% 2/1/29	10,000,000	11,827,900
5% 2/1/31	1,890,000	2,224,908
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	6,565,000	7,176,530
Series 2015 A, 5% 1/1/37	4,445,000	5,182,870
Series 2016 A:
5% 12/1/31	945,000	1,130,239
5% 12/1/32	6,700,000	7,983,653
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/20 (FSA Insured)	3,850,000	3,850,000
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,965,203
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,770,315
5% 1/1/28	2,780,000	3,272,199
Series 2017, 5% 1/1/29	1,030,000	1,301,539
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,800,528
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,548,448
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	4,127,514
0% 1/15/25	4,440,000	4,245,439
0% 1/15/26	3,335,000	3,133,666
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	32,700,000	14,438,685
0% 6/15/44 (FSA Insured)	19,125,000	8,077,253
0% 6/15/45 (FSA Insured)	12,145,000	4,893,099
0% 6/15/47 (FSA Insured)	10,605,000	3,935,516
Series 2012 B, 0% 12/15/51	5,900,000	1,446,739
Series 2017 B:
5% 12/15/28	2,000,000	2,286,600
5% 12/15/32	900,000	1,008,027
Series 2020 A, 5% 6/15/50	23,245,000	25,495,116
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,390,063
5% 6/1/24	1,635,000	1,883,700
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,935,000	2,120,218
6.25% 10/1/38	1,900,000	2,104,706
Series 2018 A, 5% 4/1/29	3,940,000	4,862,669
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,961,196
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	15,657,336

TOTAL ILLINOIS		778,529,186

Indiana - 1.6%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	1,530,000	1,658,505
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,174,370
5% 11/1/28	450,000	583,902
5% 11/1/29	1,400,000	1,843,520
5% 11/1/30	315,000	422,447
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	2,812,253
Series 2015 A, 5.25% 2/1/32	2,940,000	3,395,465
Series 2015, 5% 3/1/36	4,500,000	5,089,815
Series 2016:
5% 9/1/27	1,850,000	2,246,751
5% 9/1/31	1,835,000	2,179,723
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/37	1,700,000	1,825,613
Series 2014 A:
5% 10/1/25	1,200,000	1,415,508
5% 10/1/26	1,750,000	2,055,200
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,048,655
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,669,957
Series 2011 A, 5.25% 10/1/26	1,000,000	1,043,780
Series 2011 B, 5% 10/1/41	2,000,000	2,068,160
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	1,760,000	1,752,450
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	805,969
Series 2017 A:
5% 1/1/32	4,000,000	4,975,360
5% 1/1/34	2,000,000	2,465,360
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,275,000	4,006,340
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,817,530
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	4,300,000	4,740,793
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	1,000,000	1,076,360
4% 4/1/46	2,240,000	2,364,835
5% 4/1/40	2,240,000	2,644,253
Series 2020:
4% 4/1/37	1,660,000	1,798,295
5% 4/1/29	1,030,000	1,269,712

TOTAL INDIANA		66,250,881

Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	2,985,825
Series A:
5% 5/15/43	820,000	871,570
5% 5/15/48	945,000	996,625

TOTAL IOWA		4,854,020

Kansas - 0.3%
Johnson County Unified School District # 233 Series 2016 A, 5% 9/1/21	750,000	779,502
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	4,200,000	4,860,072
5% 9/1/45	5,125,000	5,881,553

TOTAL KANSAS		11,521,127

Kentucky - 3.5%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,308,300
Series 2019:
5% 2/1/28	50,000	58,850
5% 2/1/32	65,000	76,309
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	1,923,600
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	800,000	905,768
5% 1/1/27	1,500,000	1,791,435
5% 1/1/33	1,300,000	1,504,542
Series 2019, 5% 1/1/44	2,245,000	2,690,857
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	1,000,000	1,231,240
5% 8/1/44	1,000,000	1,182,460
Series 2019 A2, 5% 8/1/49	2,500,000	2,936,600
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	50,000	55,946
5% 6/1/26	55,000	61,352
5% 6/1/27	55,000	61,006
5% 6/1/28	60,000	66,229
5% 6/1/29	65,000	71,389
5% 6/1/30	65,000	71,106
Series 2017 B:
5% 8/15/32	2,680,000	3,199,893
5% 8/15/33	1,325,000	1,575,491
5% 8/15/35	1,500,000	1,774,170
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,793,111
5% 5/1/29	1,865,000	2,336,248
5% 5/1/30	1,250,000	1,553,788
5% 5/1/31	535,000	668,878
5% 5/1/32	280,000	348,592
5% 5/1/33	630,000	781,427
5% 5/1/34	720,000	888,545
5% 5/1/35	425,000	514,356
5% 5/1/36	360,000	433,307
Series 2016 B, 5% 11/1/26	11,900,000	14,611,177
Series A:
4% 11/1/38	635,000	717,429
5% 11/1/27	5,245,000	6,566,425
5% 11/1/28	6,415,000	8,182,974
5% 11/1/29	3,840,000	4,848,000
5% 11/1/30	2,150,000	2,694,359
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	31,480,000	36,223,406
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	4,200,000	4,715,298
Series 2020 C, 5%, tender 10/1/26 (a)	1,440,000	1,748,376
Series 2020 D, 5%, tender 10/1/29 (a)	1,730,000	2,176,928
Series 2013 A:
5.5% 10/1/33	1,275,000	1,413,440
5.75% 10/1/38	3,105,000	3,440,495
Series 2016 A:
5% 10/1/31	6,400,000	7,560,640
5% 10/1/32	7,745,000	9,107,113
5% 10/1/33	4,400,000	5,155,656
Series 2020 A:
4% 10/1/40	1,155,000	1,299,791
5% 10/1/37	2,875,000	3,535,474

TOTAL KENTUCKY		146,861,776

Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	1,960,389
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	541,084
5% 12/15/27	2,000,000	2,456,860
5% 12/15/29	1,200,000	1,459,236
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	624,797
5% 5/15/23	2,500,000	2,774,525

TOTAL LOUISIANA		9,816,891

Maine - 1.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	2,210,000	2,294,091
Series 2011:
6.75% 7/1/41	1,590,000	1,622,818
7.5% 7/1/32	3,565,000	3,667,280
Series 2013, 5% 7/1/33	1,000,000	1,058,200
Series 2016 A:
4% 7/1/41	1,185,000	1,205,797
4% 7/1/46	1,765,000	1,777,708
5% 7/1/41	480,000	516,326
5% 7/1/46	330,000	352,123
Series 2018 A:
5% 7/1/30	1,185,000	1,473,856
5% 7/1/31	1,100,000	1,360,942
5% 7/1/34	2,000,000	2,441,640
5% 7/1/35	2,745,000	3,340,665
5% 7/1/36	3,250,000	3,940,885
5% 7/1/37	3,000,000	3,626,370
5% 7/1/38	2,275,000	2,742,285
5% 7/1/43	4,500,000	5,352,840
Series 2018, 5% 7/1/48	4,235,000	5,138,495
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,986,399
Series 2018:
5% 7/1/33	700,000	879,746
5% 7/1/34	1,000,000	1,253,220
5% 7/1/35	1,100,000	1,374,197
5% 7/1/36	2,000,000	2,489,440

TOTAL MAINE		49,895,323

Maryland - 0.8%
City of Westminster Series 2016, 5% 11/1/31	1,975,000	2,173,942
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	3,340,000	3,723,098
Series 2019 C, 3.5% 3/1/50	2,820,000	3,105,384
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,929,565
Series 2015, 5% 7/1/40	2,000,000	2,231,060
Series 2016 A:
4% 7/1/42	780,000	820,069
5% 7/1/35	2,055,000	2,319,006
5% 7/1/38	1,125,000	1,260,281
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	4,095,000	4,757,039
4% 7/1/50	11,620,000	13,395,304

TOTAL MARYLAND		35,714,748

Massachusetts - 2.3%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,146,635
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	10,771,600
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,346,600
5% 10/1/33	1,355,000	1,540,594
Series 2015 D, 5% 7/1/44	2,575,000	2,839,195
Series 2016 A, 5% 1/1/47	7,000,000	7,764,190
Series 2019, 5% 9/1/59	13,125,000	15,609,300
Series 2020 A:
4% 7/1/45	10,370,000	10,801,392
5% 10/15/26	5,360,000	6,786,939
Series A, 4% 6/1/49	6,745,000	7,189,833
Series BB1, 5% 10/1/46	4,230,000	4,906,123
Series J2, 5% 7/1/53	2,500,000	2,883,450
Series M:
4% 10/1/50	10,565,000	11,216,544
5% 10/1/45	7,960,000	9,341,140
Massachusetts Gen. Oblig. Series 2017 A, 5% 4/1/36	1,280,000	1,573,069

TOTAL MASSACHUSETTS		95,716,604

Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,161,974
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,799,430
5% 7/1/48	6,500,000	7,739,095
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,170,000	2,571,103
4% 5/1/33 (Build America Mutual Assurance Insured)	2,235,000	2,623,443
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,743,628
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/28	2,000,000	2,427,140
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,247,745
(Trinity Health Proj.) Series 2017, 5% 12/1/42	1,035,000	1,235,831
Series 2012:
5% 11/15/36	1,300,000	1,382,303
5% 11/15/42	2,950,000	3,115,141
Series 2013, 5% 8/15/29	3,865,000	4,281,802
Series 2015 MI, 5% 12/1/25	3,000,000	3,589,170
Series 2016:
5% 11/15/32	4,815,000	5,763,411
5% 11/15/41	1,085,000	1,263,005
Series 2019 A, 5% 11/15/48	1,645,000	1,984,873
Series 2020 A, 4% 6/1/49	2,190,000	2,381,187
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	425,050
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,422,591
2.4%, tender 3/15/23 (a)	1,720,000	1,798,432
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,402,530
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,198,460
5% 11/1/36	1,250,000	1,487,825
5% 11/1/37	1,000,000	1,187,350
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	5,030,987
5% 5/1/29	4,230,000	5,177,732
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,534,910
5% 12/1/31	2,300,000	2,705,697
5% 12/1/40 (FSA Insured)	3,000,000	3,470,130
Series 2015 G:
5% 12/1/31	1,500,000	1,764,585
5% 12/1/32	1,500,000	1,757,355
5% 12/1/33	2,000,000	2,336,740
Series 2015, 5% 12/1/29	1,600,000	1,896,032
Series 2017 A:
5% 12/1/28	600,000	736,824
5% 12/1/29	550,000	670,159
5% 12/1/30	700,000	848,302
5% 12/1/33	350,000	419,451
5% 12/1/37	500,000	592,365
5% 12/1/37	270,000	318,908
Series 2017 C, 5% 12/1/28	1,100,000	1,354,980

TOTAL MICHIGAN		94,847,676

Minnesota - 1.5%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	8,170,745
5% 2/15/58	11,845,000	13,586,452
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,487,773
Series 2017:
4% 5/1/22	500,000	519,690
5% 5/1/23	500,000	544,085
5% 5/1/24	1,200,000	1,344,360
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	675,973
5% 11/15/24	1,780,000	2,084,629
5% 11/15/25	1,365,000	1,649,316
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/29	6,140,000	8,269,045
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,202,040
5% 10/1/32	715,000	844,508
5% 10/1/33	875,000	1,026,795
5% 10/1/45	1,035,000	1,176,184
Minnesota Hsg. Fin. Agcy.:
Series B, 4% 8/1/41	1,345,000	1,586,320
Series D:
4% 8/1/38	2,400,000	2,860,848
4% 8/1/40	2,600,000	3,075,878
4% 8/1/41	1,705,000	2,010,911
4% 8/1/43	1,930,000	2,262,520
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,808,699
5% 5/1/48	4,325,000	5,169,154

TOTAL MINNESOTA		63,355,925

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	30,000	34,223
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,622,909
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,949,881
5% 10/1/47	2,125,000	2,424,986
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/26	240,000	293,940
5% 1/1/28	500,000	643,860
5% 1/1/33	475,000	592,078
Kansas City Spl. Oblig.:
5% 9/1/21	295,000	295,986
5% 9/1/22	500,000	501,705
5% 9/1/23	400,000	401,368
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,260,000	1,549,170
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,459
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	400,000	438,608
3.25% 2/1/28	400,000	439,252
4% 2/1/40	400,000	432,256
5% 2/1/34	3,115,000	3,617,605
5% 2/1/36	1,200,000	1,385,628
5% 2/1/45	1,900,000	2,155,265
Series 2019 A:
4% 10/1/48	2,150,000	2,352,616
5% 10/1/46	4,225,000	4,997,288
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	700,000	784,413
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,653,680
5% 7/1/49	1,150,000	1,349,261
Series A, 5.25% 7/1/26 (FSA Insured)	3,000,000	3,650,250
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,660,000	2,858,409

TOTAL MISSOURI		38,550,096

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	365,000	416,268
Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	14,295,000	16,368,919
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	858,615
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,486,620
5% 9/1/32	3,735,000	4,615,750
5% 9/1/33	2,240,000	2,754,438
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,655,000	1,842,793
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,987,734
5% 1/1/34	1,000,000	1,182,240
Series 2016 B, 5% 1/1/32	5,000,000	5,951,300

TOTAL NEBRASKA		38,048,409

Nevada - 1.2%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	3,117,945
5% 9/1/42	6,665,000	7,582,504
Clark County Arpt. Rev. Series 2019 A:
5% 7/1/24	2,750,000	3,172,318
5% 7/1/25	2,170,000	2,582,192
5% 7/1/26	1,345,000	1,634,619
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B, 5% 6/1/42	3,260,000	3,457,752
Series 2016 A:
5% 6/1/35	4,150,000	5,026,937
5% 6/1/36	6,000,000	7,246,140
Series 2016 B:
5% 6/1/34	7,495,000	9,101,403
5% 6/1/36	2,700,000	3,260,763
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,110,000	1,238,194
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51 (e)	3,000,000	3,173,880

TOTAL NEVADA		50,594,647

New Hampshire - 1.0%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,153,625	5,611,009
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,334,060
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	303,523
5% 8/1/34	3,000,000	3,616,950
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,586,975
5% 8/1/36	2,000,000	2,395,500
5% 8/1/37	2,400,000	2,866,224
Series 2018, 5% 8/1/35	2,750,000	3,305,225
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,531,823
Series 2017:
5% 7/1/36	1,200,000	1,351,308
5% 7/1/44	1,000,000	1,103,700
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,045,180
4% 7/1/32	900,000	921,906
Series 2016:
4% 10/1/38	1,165,000	1,264,095
5% 10/1/28	3,000,000	3,597,180
5% 10/1/32	5,160,000	6,067,489
5% 10/1/38	3,765,000	4,358,590

TOTAL NEW HAMPSHIRE		44,260,737

New Jersey - 4.0%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	855,000	810,130
Series A, 5% 11/1/36	5,185,000	5,938,225
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	750,000	715,545
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,034,323
Series 2017 B, 5% 11/1/24	10,000,000	11,289,200
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (FSA Insured)	40,000	49,096
5% 6/1/28 (FSA Insured)	60,000	73,145
5% 6/1/29 (FSA Insured)	45,000	54,477
Series 2013:
5% 3/1/23	7,040,000	7,670,502
5% 3/1/24	6,200,000	6,706,354
5% 3/1/25	700,000	754,614
Series 2014 PP, 5% 6/15/26	6,000,000	6,645,480
Series 2015 XX:
5% 6/15/22	1,525,000	1,626,138
5% 6/15/23	1,000,000	1,096,270
5% 6/15/26	15,000,000	16,815,150
Series 2016 AAA:
5% 6/15/41	2,510,000	2,772,421
5.5% 6/15/30	4,995,000	5,834,859
Series 2016 BBB, 5% 6/15/22	3,120,000	3,326,918
Series LLL, 4% 6/15/49	2,810,000	2,884,690
Series MMM, 4% 6/15/36	800,000	845,688
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,059,359
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	1,155,000	1,184,962
5% 7/1/22	155,000	164,922
5% 7/1/23	550,000	606,969
5% 7/1/24	460,000	524,906
5% 7/1/25	1,055,000	1,241,113
5% 7/1/25	495,000	582,323
5% 7/1/26	155,000	186,767
5% 7/1/27	235,000	281,283
5% 7/1/28	35,000	41,643
5% 7/1/28	685,000	815,020
5% 7/1/30	1,000,000	1,203,380
Series 2016:
4% 7/1/48	1,800,000	1,877,364
5% 7/1/41	2,190,000	2,445,004
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	1,435,000	1,504,770
5% 12/1/23	1,005,000	1,129,891
5% 12/1/24	580,000	670,642
5% 12/1/25	1,065,000	1,264,357
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	16,055,000	18,224,994
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	436,056
Series 2010 A, 0% 12/15/27	7,395,000	6,061,016
Series 2014 AA, 5% 6/15/24	15,000,000	16,764,300
Series 2016 A:
5% 6/15/27	945,000	1,104,336
5% 6/15/28	3,225,000	3,742,871
5% 6/15/29	3,550,000	4,087,115
Series 2016 A-2, 5% 6/15/23	2,495,000	2,728,856
Series 2018 A:
5% 12/15/32	3,205,000	3,684,051
5% 12/15/34	1,000,000	1,141,590
Series A:
4% 12/15/39	1,000,000	1,043,670
4.25% 12/15/38	2,485,000	2,646,351
Series AA:
5% 6/15/25	2,380,000	2,693,755
5% 6/15/29	1,340,000	1,407,831

TOTAL NEW JERSEY		167,494,692

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,580,000	1,753,689
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	115,000	111,602
5% 5/15/34	230,000	246,829
5% 5/15/39	170,000	179,916
5% 5/15/44	180,000	188,393
5% 5/15/49	355,000	369,754
Series 2019 B1, 2.625% 5/15/25	190,000	185,265

TOTAL NEW MEXICO		3,035,448

New York - 5.3%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,865,378
Series 2016 A:
5% 7/1/23	30,000	33,191
5% 7/1/25	70,000	82,349
5% 7/1/32	2,500,000	2,897,575
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,975,000	2,003,677
Series 2017 A:
5% 2/15/33	3,595,000	4,237,498
5% 2/15/39	10,000,000	11,570,200
5% 2/15/42	9,860,000	11,327,267
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	616,895
5% 9/1/35	2,000,000	2,451,560
5% 9/1/36	1,135,000	1,385,858
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	18,518,687
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,871,664
Series 2016 C and D, 5% 8/1/28	1,500,000	1,794,045
Series 2016 E, 5% 8/1/28	2,550,000	3,095,139
Series 2021 A1:
5% 8/1/28	5,880,000	7,492,237
5% 8/1/29	6,405,000	8,282,626
Series C, 5% 8/1/26	1,715,000	2,111,680
New York City Indl. Dev. Agcy. Rev. (Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,000,130
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011, 5.375% 6/15/43	3,445,000	3,465,877
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,790,707
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,151,700
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,860,787
Series 2016 A, 5% 5/1/40	1,950,000	2,314,202
Series 2017 B, 5% 8/1/40	2,000,000	2,387,020
Series 2019 B1, 5% 8/1/34	2,000,000	2,470,000
Series E, 5% 2/1/43	4,155,000	4,945,987
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,322,279
5% 11/15/29	5,000,000	5,744,200
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,130,620
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,376,404
5% 3/15/32	1,945,000	2,366,734
5% 3/15/34	3,200,000	3,871,648
Series 2018 C, 5% 3/15/38	8,285,000	10,072,903
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	9,779,110
Series 2014 B, 5.25% 11/15/44	2,215,000	2,311,707
Series 2014 C, 5% 11/15/21	2,500,000	2,539,955
Series 2016 B, 5% 11/15/21	1,950,000	1,981,194
Series 2017 C-2:
0% 11/15/29	2,275,000	1,606,878
0% 11/15/33	5,600,000	3,257,856
Series 2020 D, 4% 11/15/46	33,385,000	33,444,425
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/47	4,600,000	5,669,822
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,455,910
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,797,692
Series 2017 C, 5% 3/15/31	2,375,000	2,935,999
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (FSA Insured)	1,000,000	1,173,560
5% 12/1/25 (FSA Insured)	630,000	714,615
5% 12/1/30 (FSA Insured)	1,500,000	1,938,315
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,147,005

TOTAL NEW YORK		224,662,767

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,365,000	3,873,990
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,380,000	2,947,511
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,398,880
5% 7/1/42	2,875,000	3,385,629
Series 2017 C:
4% 7/1/36	1,500,000	1,663,095
4% 7/1/37	1,500,000	1,658,400
5% 7/1/29	2,575,000	3,182,391
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,204,644
Series 2012, 5% 11/1/41	1,730,000	1,784,045
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	220,000	275,279
5% 10/1/29	3,500,000	4,303,145
5% 10/1/42	1,820,000	2,136,662
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2019 A:
5% 12/1/29	1,390,000	1,745,632
5% 12/1/30	1,440,000	1,792,498
5% 12/1/32	1,095,000	1,347,288
5% 12/1/33	800,000	980,112
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,500,000	4,157,825
Series 2015 C, 5% 1/1/29	8,000,000	9,450,160
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,225,000	3,506,027
5% 1/1/43	4,500,000	5,373,675
5% 1/1/44	5,610,000	6,688,466
5% 1/1/49	2,000,000	2,370,800

TOTAL NORTH CAROLINA		62,352,164

Ohio - 2.7%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,865,784
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,697,136
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,858,815
5% 2/15/39	1,000,000	1,235,570
5% 2/15/44	3,150,000	3,838,433
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,669,480
Series 2016, 5% 2/15/46	1,280,000	1,482,291
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,696,913
Series 2012 B, 5% 2/15/42	705,000	739,975
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/27	2,250,000	2,812,208
5% 6/1/29	4,100,000	5,316,265
5% 6/1/34	1,210,000	1,556,980
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	582,480
5% 1/1/27 (FSA Insured)	2,175,000	2,515,453
5% 1/1/31 (FSA Insured)	1,000,000	1,136,430
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,434,100
5% 10/1/37	1,250,000	1,511,613
5% 10/1/38	1,500,000	1,809,030
Columbus City School District Series 2016 A, 5% 12/1/32	1,000,000	1,218,570
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	70,000	76,067
5% 6/15/26	75,000	81,141
5% 6/15/27	80,000	86,157
5% 6/15/28	85,000	91,162
5.25% 6/15/43	5,000,000	5,205,650
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,746,946
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,045,274
Lake County Hosp. Facilities Rev.:
Series 2008 C, 6% 8/15/43	400,000	401,064
Series 2015:
5% 8/15/26	1,170,000	1,381,384
5% 8/15/27	65,000	76,164
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	11,070,000	12,985,885
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	170,000	180,617
5% 2/15/44	1,900,000	1,960,230
5% 2/15/48	4,400,000	4,524,036
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,203,662
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,775,000	1,907,841
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,133,350
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	825,000	900,125
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	520,000	590,236
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	3,215,230
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,470,385
Series 2019, 5% 2/15/29	3,380,000	3,861,481
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,700,000	4,358,785
5% 1/1/30	1,800,000	2,334,474
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	420,000	429,727
5% 12/1/42	530,000	534,224

TOTAL OHIO		113,758,823

Oklahoma - 0.3%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,878,150
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,247,954
5% 10/1/32	1,100,000	1,220,659
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	30,000	35,943
5% 8/15/28	30,000	36,490
5% 8/15/29	10,000	12,034
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,256,267

TOTAL OKLAHOMA		14,687,497

Oregon - 1.1%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	18,859,680
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,673,538
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,325,000	7,068,061
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,396,577
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,340,755
5% 6/15/35	3,135,000	3,871,286
5% 6/15/36	3,000,000	3,692,670
5% 6/15/37	4,000,000	4,909,800
5% 6/15/38	3,000,000	3,673,170

TOTAL OREGON		46,485,537

Pennsylvania - 4.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,500,000	2,836,275
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B2, 5%, tender 2/1/27 (a)	1,875,000	2,061,206
Series 2020 B3, 5%, tender 2/1/30 (a)	1,070,000	1,190,396
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,218,190
5% 7/15/38	1,000,000	1,220,540
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/24	1,000,000	1,167,660
Coatesville Area School District Series 2017:
5% 8/1/21 (Escrowed to Maturity)	920,000	952,478
5% 8/1/22 (Escrowed to Maturity)	25,000	27,020
5% 8/1/22 (FSA Insured)	235,000	252,573
5% 8/1/23 (FSA Insured)	450,000	501,678
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,574,082
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,180,000	1,284,229
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	902,891
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	2,000,000	2,283,840
4% 7/1/38	2,180,000	2,481,450
4% 7/1/39	2,500,000	2,836,925
5% 7/1/44	2,500,000	3,021,825
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,474,868
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,290,382
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,069,019
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,355,000	2,554,186
Series 2016 A:
5% 10/1/28	40,000	45,295
5% 10/1/29	45,000	50,637
5% 10/1/30	4,350,000	4,874,175
5% 10/1/32	140,000	155,495
5% 10/1/36	4,655,000	5,114,030
5% 10/1/40	2,545,000	2,776,010
Series 2019, 4% 9/1/44	5,165,000	5,549,689
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	3,005,000	3,173,911
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	7,793,208
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	920,925
5% 7/1/36	1,000,000	1,223,650
5% 7/1/37	800,000	974,776
5% 7/1/38	750,000	910,268
5% 7/1/43	2,000,000	2,383,460
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,833,148
Series 2016:
5% 5/1/29	1,000,000	1,183,220
5% 5/1/31	1,000,000	1,171,120
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,865,000	5,911,753
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	765,000	971,351
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	4,100,000	4,669,039
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	616,565
5% 7/1/29	500,000	611,150
5% 7/1/30	550,000	667,486
5% 7/1/31	600,000	724,770
5% 7/1/32	550,000	661,029
5% 7/1/33	600,000	718,890
5% 7/1/42	2,390,000	2,796,682
5% 7/1/47	2,000,000	2,322,320
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	11,090,000	11,606,240
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (FSA Insured)	2,315,000	2,626,205
Series 9, 5.25% 8/1/40	2,325,000	2,327,279
5% 8/1/26	1,000,000	1,181,770
5% 8/1/27	1,000,000	1,179,740
5% 8/1/28	2,000,000	2,356,440
Philadelphia Gen. Oblig.:
Series 2019 A:
5% 8/1/23	1,740,000	1,942,345
5% 8/1/25	4,665,000	5,579,900
Series 2019 B:
5% 2/1/33	1,600,000	2,022,944
5% 2/1/36	1,485,000	1,843,345
5% 2/1/37	1,915,000	2,373,164
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,220,839
Series 2018 A:
5% 9/1/34	1,450,000	1,781,934
5% 9/1/35	1,000,000	1,223,050
Series 2018 B, 5% 9/1/43	1,395,000	1,658,585
Series 2019 A:
4% 9/1/35	2,305,000	2,652,686
4% 9/1/36	2,000,000	2,286,840
5% 9/1/31	1,165,000	1,475,659
5% 9/1/33	2,060,000	2,603,902
5% 9/1/33	6,870,000	8,569,363
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,125,000	1,299,870
5% 12/15/37	500,000	570,805
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (FSA Insured)	2,000,000	2,733,140
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	1,989,865
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,679,766
4% 6/1/49	3,545,000	3,968,450
5% 6/1/44	2,595,000	3,148,462
5% 6/1/49	4,145,000	4,994,642
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	864,735
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,153,870
5% 8/1/38	3,205,000	3,661,007
5% 8/1/48	2,850,000	3,214,487

TOTAL PENNSYLVANIA		187,797,094

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,875,000	5,041,481
5% 9/1/36	185,000	187,477
Series 2016:
5% 5/15/21	2,000,000	2,042,960
5% 5/15/39	3,285,000	3,631,535
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,300,000	1,447,134

TOTAL RHODE ISLAND		12,350,587

South Carolina - 3.1%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,916,816
5% 7/1/48	12,000,000	14,256,960
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,212,393
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,865,000	2,108,159
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,320,000	5,309,928
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,563,543
Series 2014 A:
5% 12/1/49	16,565,000	18,317,908
5.5% 12/1/54	14,400,000	16,164,288
Series 2015 A, 5% 12/1/50	2,045,000	2,310,318
Series 2015 E, 5.25% 12/1/55	3,265,000	3,763,402
Series 2016 B:
5% 12/1/35	3,630,000	4,332,478
5% 12/1/36	5,445,000	6,479,713
Series 2016 C:
5% 12/1/22	500,000	546,555
5% 12/1/23	840,000	953,728
5% 12/1/24	515,000	605,403
5% 12/1/25	600,000	728,484
5% 12/1/26	1,000,000	1,241,570
5% 12/1/27	1,600,000	1,974,352
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,611,553
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	10,694,418
4% 4/15/48	6,915,000	7,377,752
5% 4/15/48	9,380,000	10,819,361

TOTAL SOUTH CAROLINA		132,289,082

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,612,300
Series 2017:
5% 7/1/30	850,000	1,031,569
5% 7/1/35	725,000	863,084

TOTAL SOUTH DAKOTA		7,506,953

Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,800,000	1,950,696
Series 2019 A2:
5% 8/1/37	860,000	1,044,057
5% 8/1/44	1,190,000	1,407,127
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	500,000	551,375
5% 7/1/24	1,000,000	1,102,820
5% 7/1/25	1,000,000	1,102,930
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,477,568
5.25% 10/1/58	7,775,000	8,300,435
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	750,755
5% 5/1/23	1,600,000	1,772,304
5% 5/1/25	1,300,000	1,540,786
5% 5/1/27	1,230,000	1,525,249
5% 5/1/29	1,240,000	1,513,420
5% 5/1/30	2,395,000	2,906,524
5% 5/1/31	1,260,000	1,522,181
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,131,148

TOTAL TENNESSEE		36,599,375

Texas - 6.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	1,730,000	1,748,995
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,920,190
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,254,600
5% 1/1/45	1,000,000	1,119,920
Series 2016:
5% 1/1/40	3,000,000	3,415,980
5% 1/1/46	1,800,000	2,032,326
Series 2020 B, 5% 1/1/45	1,750,000	2,118,410
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	3,400,000	3,659,692
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/27	1,885,000	2,305,110
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	1,625,000	1,971,174
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 B:
4% 11/1/34	3,410,000	3,984,380
4% 11/1/35	3,030,000	3,523,829
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	30,000	31,808
Series B6, 5%, tender 2/15/22 (a)	775,000	820,996
Grand Parkway Trans. Corp. Series 2018 A:
5% 10/1/36	5,000,000	6,251,850
5% 10/1/37	10,000,000	12,467,700
5% 10/1/43	5,500,000	6,751,910
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	3,800,000	4,160,962
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,486,720
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,460,000	1,505,377
5% 7/1/26 (Pre-Refunded to 7/1/21 @ 100)	3,000,000	3,093,240
Series 2018 D:
5% 7/1/29	1,900,000	2,385,412
5% 7/1/30	2,500,000	3,107,375
5% 7/1/31	2,250,000	2,774,633
5% 7/1/32	2,000,000	2,449,140
5% 7/1/39	7,080,000	8,472,424
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,347,095
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,717,195
Series 2016 B, 5% 11/15/33	1,400,000	1,716,848
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,231,765
5% 10/15/34	1,670,000	1,946,502
5% 10/15/35	1,215,000	1,412,292
5% 10/15/44	835,000	952,217
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	5,693,289
5% 5/15/35	2,125,000	2,663,071
Series 2015 B:
5% 5/15/30	4,500,000	5,324,580
5% 5/15/31	7,200,000	8,491,248
Series 2015 D:
5% 5/15/27	1,500,000	1,791,090
5% 5/15/29	2,150,000	2,554,523
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,880,685
5% 8/15/47	1,205,000	1,425,539
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,435,328
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,702,590
5% 1/1/34	1,000,000	1,201,710
5% 1/1/35	1,300,000	1,559,155
5% 1/1/36	1,200,000	1,433,328
5% 1/1/37	4,705,000	5,612,595
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	315,011
5% 1/1/31	370,000	437,603
5% 1/1/33	1,500,000	1,801,575
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,027,369
Series 2014 A:
5% 1/1/23	950,000	1,043,746
5% 1/1/24	2,500,000	2,859,250
Series 2015 A, 5% 1/1/32	1,550,000	1,800,170
Series 2015 B, 5% 1/1/31	7,115,000	8,295,023
Series 2016 A:
5% 1/1/32	3,000,000	3,555,900
5% 1/1/39	1,000,000	1,162,060
Series 2017 A, 5% 1/1/43	4,100,000	4,912,579
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	13,308,435
Northside Independent School District Bonds Series 2016, 2%, tender 6/1/21 (a)	1,915,000	1,933,220
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,927,584
Series 2017:
5% 2/1/32	1,250,000	1,579,425
5% 2/1/34	1,500,000	1,881,840
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,464,381
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/26	2,560,000	2,743,936
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,120,972
5% 10/1/45	4,000,000	4,630,480
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	917,543
5% 10/1/41	1,500,000	1,788,495
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,621,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	466,823
5% 2/15/41	8,335,000	9,771,121
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,610,413	3,782,160
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,770,000	4,304,435
Series A, 3.5% 3/1/51	3,115,000	3,509,016
Texas Gen. Oblig. Series 2016, 5% 4/1/41	3,120,000	3,747,151
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	2,035,000	2,291,858
4% 6/30/37	3,000,000	3,360,960
4% 12/31/37	4,000,000	4,484,400
4% 12/31/38	2,250,000	2,511,360
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/28	3,045,000	3,829,697
5% 3/15/31	2,000,000	2,462,800
Series 2019 A:
4% 3/15/34	2,250,000	2,682,810
4% 3/15/35	2,000,000	2,377,600
Texas Wtr. Dev. Board Rev.:
Series 2018 B, 5% 4/15/49	1,870,000	2,332,451
Series 2020:
5% 8/1/25	1,000,000	1,216,440
5% 8/1/26	2,400,000	3,002,472
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,145,000	3,796,864
5% 2/15/33	3,500,000	4,168,500
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,152,261

TOTAL TEXAS		280,285,574

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,969,148
5% 7/1/35	1,500,000	1,796,040
5% 7/1/36	1,500,000	1,790,265
5% 7/1/37	1,000,000	1,190,200
5% 7/1/47	1,525,000	1,778,958
Series 2018 B:
5% 7/1/43	3,000,000	3,580,170
5% 7/1/48	3,000,000	3,553,350

TOTAL UTAH		15,658,131

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,501,712
5% 10/15/46	2,800,000	2,894,472
(Middlebury College Proj.) Series 2020, 4% 11/1/50	4,500,000	5,127,210

TOTAL VERMONT		10,523,394

Virginia - 0.4%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,185,000	1,598,873
5% 8/1/35	1,305,000	1,753,672
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,230,088
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	393,665
Series 2016:
4% 6/15/37	345,000	373,649
5% 6/15/28	1,000,000	1,189,870
5% 6/15/33	225,000	261,675
5% 6/15/36	1,000,000	1,154,500
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,573,600
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	598,519
5% 5/15/33	2,000,000	2,506,760
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,826,000

TOTAL VIRGINIA		16,460,871

Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,078,740
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,463,950
5% 2/1/28	2,000,000	2,367,420
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,130,027
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,213,780
5% 1/1/38	1,000,000	1,210,890
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,744,335
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,773,945
5% 2/1/34	2,400,000	2,831,664
Series 2017 D, 5% 2/1/33	2,100,000	2,601,585
Series 2018 D, 5% 8/1/33	5,450,000	6,847,217
Series R-2017 A:
5% 8/1/27	945,000	1,186,485
5% 8/1/28	945,000	1,186,485
5% 8/1/30	945,000	1,180,409
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	498,964
5% 7/1/31	860,000	1,045,003
5% 7/1/34	2,645,000	3,173,868
5% 7/1/35	2,350,000	2,811,540
5% 7/1/36	2,250,000	2,682,698
5% 7/1/42	9,220,000	10,817,549
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,237,139
Series 2018 B:
5% 10/1/30	1,200,000	1,516,776
5% 10/1/31	1,500,000	1,879,260
5% 10/1/32	1,035,000	1,288,927
5% 10/1/33	2,500,000	3,099,225
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,557,125
5% 8/15/30	1,000,000	1,130,720
Series 2015, 5% 1/1/26	2,000,000	2,382,120
Series 2017 B, 4% 8/15/41	7,250,000	8,062,000
Series 2019 A1:
5% 8/1/34	1,895,000	2,326,321
5% 8/1/37	1,000,000	1,214,020
Series 2019 A2:
5% 8/1/35	2,855,000	3,492,065
5% 8/1/39	1,120,000	1,351,381
Series 2020, 5% 9/1/55	10,080,000	12,082,795
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,740,640
5% 10/1/35	1,000,000	1,084,890
5% 10/1/40	1,625,000	1,744,503
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	103,415
5% 7/1/33 (c)	325,000	348,400
5% 7/1/38 (c)	100,000	106,401
5% 7/1/48 (c)	300,000	315,582

TOTAL WASHINGTON		108,910,259

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,219,242
Wisconsin - 1.4%
Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,500,000	1,651,740
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (c)	530,000	561,000
5% 5/15/28 (c)	580,000	620,264
5.25% 5/15/37 (c)	190,000	201,544
5.25% 5/15/42 (c)	235,000	247,457
5.25% 5/15/47 (c)	235,000	246,097
5.25% 5/15/52 (c)	435,000	454,284
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	610,000	644,056
5.25% 10/1/48	610,000	640,238
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,450,656
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	524,409
5% 10/1/48 (c)	615,000	622,589
5% 10/1/53 (c)	1,710,000	1,725,493
Roseman Univ. of Health Series 2020, 5% 4/1/50 (c)	1,085,000	1,141,518
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,801,100
Series 2014:
4% 5/1/33	1,475,000	1,550,830
5% 5/1/23	1,410,000	1,548,927
5% 5/1/25	775,000	877,006
Series 2015, 5% 12/15/44	10,000,000	11,111,900
Series 2017 A:
5% 9/1/30	1,270,000	1,477,759
5% 9/1/32	1,100,000	1,263,548
Series 2019 A:
2.25% 11/1/26	1,055,000	1,026,599
5% 11/1/39	4,210,000	4,298,663
Series 2019 B1, 2.825% 11/1/28	1,190,000	1,176,970
Series 2019 B2, 2.55% 11/1/27	760,000	745,157
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
5% 10/1/24	1,400,000	1,501,150
5% 6/1/27	1,000,000	1,053,680
5% 6/1/39	1,190,000	1,236,791
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,778,050

TOTAL WISCONSIN		59,179,475

TOTAL MUNICIPAL BONDS
(Cost $3,803,488,323)		4,019,195,177
	Shares	Value

Money Market Funds - 3.5%
Fidelity Tax-Free Cash Central Fund .14% (f)(g)
(Cost $147,859,007)	147,829,434	147,858,967
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $3,951,347,330)		4,167,054,144
NET OTHER ASSETS (LIABILITIES) - 1.0%		43,427,457
NET ASSETS - 100%		$4,210,481,601

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,394,563 or 0.8% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$361
Fidelity Tax-Free Cash Central Fund	212,135
Total	$212,496

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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